Debt (Tables)	9 Months Ended
Sep. 30, 2011
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At September 30, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2010

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Schedule Of Line Of Credit Facilities [Text Block]

	Loan facilities
	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the nine months ended September 30, 2011, the Company drew down $100 million and repaid $150 million under this facility.

	Details of the revolving credit facility are summarized as follows:

		At September 30, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
				(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

		At December 31, 2010

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	950	50
				1,000	950	50

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	650	630
Accrued interest	9	3
	659	633

Convertible bond derivative liability
Balance at beginning of period	176	175
Fair value movements on conversion features of convertible bonds	(98)	1
Balance at end of period	78	176

Schedule Of Mandatory Convertible Debt [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	769	872
Accrued interest included in short-term debt at fair value	2	2
	771	874